Provisions and other non-financial liabilities (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [abstract]
Tax withholdings	$ 3,345	$ 4,782
VAT payable	3,465	7,345
Guarantees received	2,641	2,641
Accrual for dividend	68,890	109,670
Monthly tax provisional payments	16,659	21,001
Deferred income	3,033	18,574
Withholdings from employees and salaries payable	4,575	6,052
Accrued vacations	21,686	20,070
Other current liabilities	2,605	4,489
Total	$ 126,899	$ 194,624